MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	68.00%	64.00%	73.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	5.00%	13.00%	17.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	11.00%	17.00%	10.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	9.00%	8.00%	36.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	32.00%	23.00%	3.00%
Customer E [Member]
Revenue, Major Customer [Line Items]
Revenues from major customers, percentage	11.00%	3.00%	7.00%